Organization and Nature of Operations (Details)			6 Months Ended
	Sep. 15, 2021	Aug. 10, 2021	Dec. 31, 2021	Aug. 31, 2021
Organization and Nature of Operations (Details) [Line Items]
Incorporatation date			Sep. 24, 2018
Equity interests				33.00%
Disposal of ownership, percentage			47.00%
Disposal of ownership, description	E-Home Pingtan reduced its shareholding in Fuzhou Fumao Health Science and Technology Co., Ltd. (“Fuzhou Fumao”) from 67% to 20% by completing the registration of the transfer of 47% equity interests in Fuzhou Fumao to certain individuals in consideration of Nil (investment cost of Nil). The Company has no significant influence in Fuzhou Fumao’s operation. In USD Disposal consideration - Net assets disposed, excluding intangible assets and the related deferred tax liabilities (38,102) Intangible assets, net - Deferred tax liabilities - Non-controlling interests 12,530 Investment income 25,572 - In September 2021, the Company made an investment in Fuzhou Fumao by RMB 6,000,000 with equity percentage of 20%. Acquisition of 100% interest in Jiajiale On June 9, 2021, the Company’s PRC subsidiary, E-Home Pingtan entered into an equity transfer agreement to acquire 100% equity interests of Fuzhou Gulou Jiajiale Family Service Co. Ltd.(“Jiajiale”) in consideration of $31,369 (RMB 200,000), with $31,369 (RMB 200,000) paid in March 2022. The transaction to acquire 100% equity interests of Jiajiale was closed in December 2021 and after the acquisition, E-Home Pingtan owns 100% of the equity interest of Jiajiale. The Company’s major consolidated subsidiaries are as follows: Name Date of Incorporation Place of Organization % of Ownership E-Home Household Service Holdings Limited October 16, 2018 Hong Kong 100%E-Home Household Service Technology Co., Ltd. December 5, 2018 PRC 100%Pingtan Comprehensive Experimental Area E Home Service Co., Ltd. April 1, 2014 PRC 100%Fuzhou Bangchang Technology Co. Ltd. March 15, 2007 PRC 100%Fuzhou Yongheng Xin Electric Co., Ltd. (“YHX”) October 12, 2004 PRC 100%Fujian Happiness Yijia Family Service Co., Ltd. January 19, 2015 PRC 100%Yaxing Human Resource Management (Pingtan)Co., Ltd. July 6, 2018 PRC 51%Fuzhou Gulou Jiajiale Family Service Co. Ltd. February 28, 2019 PRC 100%Yaxin Human Resource Management (Fuzhou) Co., Ltd. September 10, 2021 PRC 100%
Acquisition of interest percentage			100.00%
E-Home Pingtan [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interests				100.00%
Fujian Happiness Yijia [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquisition of interest, description		the Company’s PRC subsidiary, E-Home Pingtan entered into an equity transfer agreement to acquire the remaining 33% equity interests of Fujian Happiness Yijia Family Service Co., Ltd. (“HAPPY”) in consideration of $466,889 (RMB 3,000,000), with $54,462 (RMB 350,000) paid in August 2021 and $412,427 (RMB 2,650,000) paid in March 2022. The transaction to acquire the remaining 33% equity interests of HAPPY was closed in August 2021 and after the acquisition, E-Home Pingtan owns 100% of the equity interest of HAPPY. In USD Purchase consideration 466,889 Noncontrolling interests (14,558) Additional paid-in capital 481,447 466,889 F-7Disposal of 47% ownership in Fuzhou Fumao As of September 15, 2021, E-Home Pingtan reduced its shareholding in Fuzhou Fumao Health Science and Technology Co., Ltd. (“Fuzhou Fumao”) from 67% to 20% by completing the registration of the transfer of 47% equity interests in Fuzhou Fumao to certain individuals in consideration of Nil (investment cost of Nil). The Company has no significant influence in Fuzhou Fumao’s operation. In USD Disposal consideration - Net assets disposed, excluding intangible assets and the related deferred tax liabilities (38,102) Intangible assets, net - Deferred tax liabilities - Non-controlling interests 12,530 Investment income 25,572 - In September 2021, the Company made an investment in Fuzhou Fumao by RMB 6,000,000 with equity percentage of 20%. Acquisition of 100% interest in Jiajiale On June 9, 2021, the Company’s PRC subsidiary, E-Home Pingtan entered into an equity transfer agreement to acquire 100% equity interests of Fuzhou Gulou Jiajiale Family Service Co. Ltd.(“Jiajiale”) in consideration of $31,369 (RMB 200,000), with $31,369 (RMB 200,000) paid in March 2022. The transaction to acquire 100% equity interests of Jiajiale was closed in December 2021 and after the acquisition, E-Home Pingtan owns 100% of the equity interest of Jiajiale. The Company’s major consolidated subsidiaries are as follows: Name Date of Incorporation Place of Organization % of Ownership E-Home Household Service Holdings Limited October 16, 2018 Hong Kong 100%E-Home Household Service Technology Co., Ltd. December 5, 2018 PRC 100%Pingtan Comprehensive Experimental Area E Home Service Co., Ltd. April 1, 2014 PRC 100%Fuzhou Bangchang Technology Co. Ltd. March 15, 2007 PRC 100%Fuzhou Yongheng Xin Electric Co., Ltd. (“YHX”) October 12, 2004 PRC 100%Fujian Happiness Yijia Family Service Co., Ltd. January 19, 2015 PRC 100%Yaxing Human Resource Management (Pingtan)Co., Ltd. July 6, 2018 PRC 51%Fuzhou Gulou Jiajiale Family Service Co. Ltd. February 28, 2019 PRC 100%Yaxin Human Resource Management (Fuzhou) Co., Ltd. September 10, 2021 PRC 100%
Fuzhou Gulou Jiajiale [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquisition of interest, description			the Company’s PRC subsidiary, E-Home Pingtan entered into an equity transfer agreement to acquire 100% equity interests of Fuzhou Gulou Jiajiale Family Service Co. Ltd.(“Jiajiale”) in consideration of $31,369 (RMB 200,000), with $31,369 (RMB 200,000) paid in March 2022. The transaction to acquire 100% equity interests of Jiajiale was closed in December 2021 and after the acquisition, E-Home Pingtan owns 100% of the equity interest of Jiajiale.The Company’s major consolidated subsidiaries are as follows: Name Date of Incorporation Place of Organization % of Ownership E-Home Household Service Holdings Limited October 16, 2018 Hong Kong 100%E-Home Household Service Technology Co., Ltd. December 5, 2018 PRC 100%Pingtan Comprehensive Experimental Area E Home Service Co., Ltd. April 1, 2014 PRC 100%Fuzhou Bangchang Technology Co. Ltd. March 15, 2007 PRC 100%Fuzhou Yongheng Xin Electric Co., Ltd. (“YHX”) October 12, 2004 PRC 100%Fujian Happiness Yijia Family Service Co., Ltd. January 19, 2015 PRC 100%Yaxing Human Resource Management (Pingtan)Co., Ltd. July 6, 2018 PRC 51%Fuzhou Gulou Jiajiale Family Service Co. Ltd. February 28, 2019 PRC 100%Yaxin Human Resource Management (Fuzhou) Co., Ltd. September 10, 2021 PRC 100%